FAIR VALUE MEASUREMENTS, Initial Measurement (FY) (Details) - Initial Public Offering [Member]	Sep. 17, 2020 shares
Public Warrants [Member]
Initial Measurement [Abstract]
Number of securities called by each unit (in shares)	0.5
Class A Common Stock [Member]
Initial Measurement [Abstract]
Number of securities called by each unit (in shares)	1